SALES (Schedule of Sales by Product and Geographical Area) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
Sales to external customers	$ 842,428	$ 681,491
Realized loss	1,500	700
Unrealized gains	300	1,200
Silver Gold Concentrates
Disclosure of geographical areas [line items]
Sales to external customers	148,828	173,871
Silver Lead Concentrates
Disclosure of geographical areas [line items]
Sales to external customers	60,813	50,300
Zinc Concentrates
Disclosure of geographical areas [line items]
Sales to external customers	42,989	53,147
Gold Dore
Disclosure of geographical areas [line items]
Sales to external customers	590,520	405,633
Provisional pricing adjustments
Disclosure of geographical areas [line items]
Sales to external customers	(722)	(1,460)
PERU
Disclosure of geographical areas [line items]
Sales to external customers	102,202	102,331
PERU | Silver Lead Concentrates
Disclosure of geographical areas [line items]
Sales to external customers	60,813	50,300
PERU | Zinc Concentrates
Disclosure of geographical areas [line items]
Sales to external customers	42,989	53,147
PERU | Provisional pricing adjustments
Disclosure of geographical areas [line items]
Sales to external customers	(1,600)	(1,116)
MEXICO
Disclosure of geographical areas [line items]
Sales to external customers	149,706	173,527
MEXICO | Silver Gold Concentrates
Disclosure of geographical areas [line items]
Sales to external customers	148,828	173,871
MEXICO | Provisional pricing adjustments
Disclosure of geographical areas [line items]
Sales to external customers	878	(344)
ARGENTINA
Disclosure of geographical areas [line items]
Sales to external customers	207,509	212,092
ARGENTINA | Gold Dore
Disclosure of geographical areas [line items]
Sales to external customers	207,509	212,092
BURKINA FASO
Disclosure of geographical areas [line items]
Sales to external customers	228,846	193,541
BURKINA FASO | Gold Dore
Disclosure of geographical areas [line items]
Sales to external customers	228,846	$ 193,541
CTE D'IVOIRE
Disclosure of geographical areas [line items]
Sales to external customers	154,165
CTE D'IVOIRE | Gold Dore
Disclosure of geographical areas [line items]
Sales to external customers	$ 154,165